VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Leveraged Loans—89.0%
Aerospace—4.5%
American Airlines, Inc. 0.000%, 4/20/28(1)(2)	$115	$ 114
Brown Group Holding LLC 0.000%, 7/1/31(1)(2)	175	173
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.043%, 10/20/27(2)	79	80
Dynasty Acquisition Co., Inc.
Tranche B-1 0.000%, 10/31/31(1)(2)	283	282
Tranche B-2 0.000%, 10/31/31(1)(2)	108	107
Goat Holdco LLC Tranche B 0.000%, 1/27/32(1)(2)	105	104
Kaman Corp. 0.000%, 1/30/32(1)(2)	96	95
Peraton Corp. Tranche B, First Lien 0.000%, 2/1/28(1)(2)	239	213
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.799%, 2/28/31(2)	205	204
		1,372

Chemicals—2.7%
Ineos Finance plc 2030 0.000%, 2/18/30(1)(2)	373	358
Lummus Technology Holdings V LLC Tranche B 0.000%, 12/31/29(1)(2)	204	203
Nouryon Finance B.V. 2024, Tranche B-1 0.000%, 4/3/28(1)(2)	77	77
USALCO LLC 0.000%, 9/30/31(1)(2)	81	81
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.073%, 8/1/30(2)	105	104
		823

Consumer Durables—0.3%
Gloves Buyer, Inc. First Lien 0.000%, 12/29/27(1)(2)	104	100
Consumer Non-Durables—1.4%
AI Aqua Merger Sub, Inc. 2025, Tranche B 0.000%, 7/31/28(1)(2)	159	157
Albion Financing 3 S.a.r.l. 2025 (3 month Term SOFR + 3.000%) 7.293%, 8/16/29(2)	40	40
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.799%, 1/31/31(2)	59	55
Kronos Acquisition Holdings, Inc. 2024 0.000%, 7/8/31(1)(2)	157	134
Varsity Brands, Inc. 2025 (3 month Term SOFR + 3.500%) 7.819%, 8/26/31(2)	40	39
		425

	Par Value	Value

Energy—3.3%
CVR CHC LP Tranche B 0.000%, 12/30/27(1)(2)	$ 45	$ 45
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.302%, 10/15/31(2)	145	145
Freeport LNG Investments LLP 2025, Tranche B 0.000%, 12/21/28(1)(2)	182	180
GIP Pilot Acquisition Partners LP 0.000%, 10/4/30(1)(2)	59	59
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.000%) 7.325%, 5/31/31(2)	20	19
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.799%, 11/6/31(2)	90	90
NGP XI Midstream Holdings LLC Tranche B-2 0.000%, 7/25/31(1)(2)	25	25
Oryx Midstream Services Permian Basin LLC Tranche B 0.000%, 10/5/28(1)(2)	293	292
Traverse Midstream Partners LLC Tranche B 0.000%, 2/16/28(1)(2)	63	63
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.549%, 3/3/31(2)	110	109
		1,027

Financials—5.0%
Acrisure LLC
2024, Tranche B-1 0.000%, 2/15/27(1)(2)	69	68
2024, Tranche B-6 0.000%, 11/6/30(1)(2)	324	321
AL GCX Holdings LLC Tranche B 0.000%, 1/30/32(1)(2)	140	139
AmWINS Group, Inc. (1 month Term SOFR + 2.250%) 6.575%, 1/30/32(2)	140	138
Ardonagh Group FinCo Pty Ltd. Tranche B 0.000%, 2/17/31(1)(2)	175	173
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 7.825%, 2/14/31(2)	40	40
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.325%, 6/13/31(2)	40	40
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(2)	173	173
Dynamo U.S. Bidco, Inc. Tranche B (6 month Term SOFR + 3.500%) 7.762%, 10/1/31(2)	20	20
HUB International Ltd. 2025 (3 month Term SOFR + 2.500%) 6.787%, 6/20/30(2)	259	258
PEX Holdings LLC 0.000%, 11/20/31(1)(2)	25	25
Truist Insurance Holdings LLC 2024, Tranche B 0.000%, 5/6/31(1)(2)	128	127
		1,522

See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Food / Tobacco—4.9%
Aspire Bakeries Holdings LLC 0.000%, 12/23/30(1)(2)	$ 80	$ 80
Chobani LLC Tranche B, First Lien (1 month Term SOFR + 2.500%) 6.825%, 10/25/27(2)	79	79
Del Monte Foods, Inc.
0.000%, 8/2/28(1)(2)	132	84
0.000%, 8/2/28(1)(2)	303	61
0.000%, 8/2/28(1)(2)	153	151
Froneri International Ltd. Tranche B-4 (3-6 month Term SOFR + 2.000%) 6.237%, 9/17/31(2)	330	328
JBT Marel Corp. (1 month Term SOFR + 2.350%) 6.675%, 1/2/32(2)	190	190
Naked Juice LLC 0.000%, 1/24/29(1)(2)	82	42
Pegasus Bidco B.V. 2024 0.000%, 7/12/29(1)(2)	48	48
Red SPV LLC (3 month Term SOFR + 2.250%) 6.575%, 3/8/32(2)	100	99
Sigma Bidco B.V. Tranche B-12 0.000%, 1/3/28(1)(2)	99	98
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.549%, 3/31/28(2)	237	236
		1,496

Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (3 month Term SOFR + 3.250%) 7.513%, 1/27/32(2)	40	40
Forest Prod / Containers—2.1%
Clydesdale Acquisition Holdings, Inc.
0.000%, 3/27/32(1)(2)	2	2
Tranche B 0.000%, 4/13/29(1)(2)	90	90
Tranche B 0.000%, 3/27/32(1)(2)	117	117
Klockner Pentaplast of America, Inc. Tranche B 0.000%, 2/12/26(1)(2)	99	89
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.319% - 7.323%, 4/15/27(2)	139	138
TricorBraun, Inc. 0.000%, 3/3/28(1)(2)	200	198
		634

Gaming / Leisure—4.9%
Caesars Entertainment, Inc. Tranche B 0.000%, 2/6/30(1)(2)	98	98
Catawba Nation Gaming Authority Tranche B 0.000%, 3/28/32(1)(2)	50	50
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.053%, 10/31/29(2)	95	95
Great Canadian Gaming 2024 0.000%, 11/1/29(1)(2)	33	32
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.825%, 4/26/30(2)	147	145
	Par Value	Value

Gaming / Leisure—continued
Life Time, Inc. 2024 0.000%, 11/5/31(1)(2)	$150	$ 149
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.799%, 11/12/29(2)	84	81
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.549%, 8/1/30(2)	94	92
Scientific Games Holdings LP 2024 0.000%, 4/4/29(1)(2)	358	356
SeaWorld Parks & Entertainment, Inc. Tranche B-3 0.000%, 12/4/31(1)(2)	229	227
UFC Holdings LLC Tranche B-4 (2 month Term SOFR + 2.250%) 6.580%, 11/21/31(2)	176	175
		1,500

Health Care—8.8%
Agiliti Health, Inc. 2023, Tranche B 0.000%, 5/1/30(1)(2)	154	145
Bausch & Lomb Corp. 0.000%, 9/29/28(1)(2)	44	44
CHG Healthcare Services, Inc. 0.000%, 9/29/28(1)(2)	182	182
Cotiviti, Inc.
0.000%, 5/1/31(1)(2)	64	63
0.000%, 3/29/32(1)(2)	125	122
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.325%, 4/23/31(2)	25	25
Financiere Mendel 0.000%, 11/8/30(1)(2)	25	25
Gainwell Acquisition Corp. Tranche B 0.000%, 10/1/27(1)(2)	100	93
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.463%, 11/15/27(2)	210	208
Hanger, Inc.
0.000%, 10/23/31(1)(2)	1	1
0.000%, 10/23/31(1)(2)	66	65
Hunter Holdco 3 Ltd. First Lien 0.000%, 8/19/28(1)(2)	111	107
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(2)(3)	9	2
LifePoint Health, Inc.
Tranche B 0.000%, 5/16/31(1)(2)	65	63
Tranche B-2 0.000%, 5/16/31(1)(2)	120	115
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.575%, 10/23/28(2)	251	251
Modivcare, Inc. 0.000%, 7/1/31(1)(2)	25	18
One Call Corp. Tranche B, First Lien 0.000%, 4/22/27(1)(2)	65	63
Opal U.S. LLC Tranche B 0.000%, 3/31/32(1)(2)	75	75
PAREXEL International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.825%, 11/15/28(2)	140	139

See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
Perrigo Investments LLC 2024, Tranche B 0.000%, 4/20/29(1)(2)	$159	$ 159
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.825%, 2/21/31(2)	219	218
PointClickCare Technologies, Inc. 2024, Tranche B 0.000%, 11/3/31(1)(2)	25	25
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.762%) 8.090%, 1/31/29(2)	170	164
Select Medical Corp. Tranche B-2 0.000%, 12/3/31(1)(2)	50	50
Southern Veterinary Partners LLC 2024 (1 month Term SOFR + 3.250%) 7.575%, 12/4/31(2)	60	60
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.299%, 9/27/30(2)	99	94
Upstream Newco, Inc. 2021 0.000%, 11/20/26(1)(2)	57	46
Viant Medical Holdings, Inc. Tranche B 0.000%, 10/29/31(1)(2)	84	84
		2,706

Housing—2.7%
Chariot Buyer LLC (1 month Term SOFR + 3.250%) 7.675%, 11/3/28(2)	55	54
Cornerstone Building Brands, Inc. Tranche B 0.000%, 4/12/28(1)(2)	99	83
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.575%, 12/17/31(2)	140	140
Hunter Douglas Holding B.V. Tranche B-1 0.000%, 1/17/32(1)(2)	90	85
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.175%, 6/6/31(2)	109	101
Quikrete Holdings, Inc.
Tranche B-1 (1 month Term SOFR + 2.250%) 6.575%, 4/14/31(2)	359	355
Tranche B-3 0.000%, 2/10/32(1)(2)	25	24
		842

Information Technology—9.3%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.799%, 2/23/32(2)	10	10
Tranche B-1 (3 month Term SOFR + 2.750%) 7.049%, 2/24/31(2)	308	308
BMC Software 2031 0.000%, 7/30/31(1)(2)	195	191
Central Parent LLC 2024 0.000%, 7/6/29(1)(2)	181	155
Cloud Software Group, Inc. Tranche B (2-3 month Term SOFR + 3.750%) 8.049%, 3/21/31(2)	70	69
ConnectWise LLC 0.000%, 9/29/28(1)(2)	52	53
	Par Value	Value

Information Technology—continued
Delivery Hero SE Tranche B 0.000%, 12/12/29(1)(2)	$ 84	$ 84
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.825%, 8/31/30(2)	84	84
Ellucian Holding, Inc.
Second Lien 0.000%, 11/15/32(1)(2)	10	10
Tranche B-1 0.000%, 10/9/29(1)(2)	181	180
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.075%, 5/30/31(2)	89	89
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.825%, 1/30/32(2)	140	138
Icon Parent I, Inc.
(2 month Term SOFR + 3.000%) 7.315%, 11/13/31(2)	105	104
Second Lien (2 month Term SOFR + 5.000%) 9.315%, 11/12/32(2)	30	30
Indicor LLC Tranche D 0.000%, 11/22/29(1)(2)	30	30
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 8.302%, 3/2/28(2)	99	93
ION Trading Finance Ltd. 2024, Tranche B 0.000%, 4/1/28(1)(2)	96	95
Iron Mountain Information Management LLC Tranche B 0.000%, 1/31/31(1)(2)	237	235
Javelin Buyer, Inc. 0.000%, 12/5/31(1)(2)	60	60
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.053%, 4/16/29(2)	27	27
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.325%, 8/31/28(2)	73	73
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 7.561%, 4/24/28(2)	101	100
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.575%, 11/28/28(2)	104	104
Thunder Generation Funding LLC Tranche B 0.000%, 10/3/31(1)(2)	189	188
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.300%, 2/10/31(2)	350	349
		2,859

Manufacturing—6.0%
Alliance Laundry Systems LLC Tranche B 0.000%, 8/19/31(1)(2)	140	139
Arcline FM Holdings LLC
0.000%, 6/24/30(1)(2)	45	45
2024 0.000%, 6/23/28(1)(2)	92	91
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(2)	290	288
CPM Holdings, Inc. 0.000%, 9/28/28(1)(2)	104	102

See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.500%) 7.793%, 10/17/31(2)	$ 45	$ 45
Gates Corp. Tranche B-5 0.000%, 6/4/31(1)(2)	214	211
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.563%, 11/4/31(2)	100	100
Igloo Holdings Corp. Tranche B 0.000%, 2/20/32(1)(2)	115	114
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.573%, 12/2/31(2)	200	196
Madison IAQ LLC 0.000%, 6/21/28(1)(2)	190	187
Star U.S. Bidco LLC 0.000%, 3/17/27(1)(2)	94	94
Titan Acquisition Ltd. 0.000%, 2/15/29(1)(2)	127	127
TK Elevator Midco GmbH Tranche B 0.000%, 4/30/30(1)(2)	120	120
		1,859

Media / Telecom - Broadcasting—2.4%
Gray Television, Inc. Tranche D 0.000%, 12/1/28(1)(2)	204	187
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.899%, 6/18/29(2)	163	152
Univision Communications, Inc. 2024, First Lien 0.000%, 1/31/29(1)(2)	397	385
		724

Media / Telecom - Cable/Wireless Video—7.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.560%, 12/15/31(2)	380	379
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.575%, 9/18/30(2)	569	560
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.819%, 1/18/28(2)	315	304
DIRECTV Financing LLC 2024, Tranche B 0.000%, 8/2/29(1)(2)	265	260
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.561%, 11/12/27(2)	315	314
Virgin Media Bristol LLC Tranche N 0.000%, 1/31/28(1)(2)	455	442
		2,259

Media / Telecom - Diversified Media—1.7%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.787%, 10/30/30(2)	203	203
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.075%, 10/1/31(2)	65	65
	Par Value	Value

Media / Telecom - Diversified Media—continued
McGraw-Hill Education, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.575%, 8/6/31(2)	$ 57	$ 57
MH Sub I LLC 2023 0.000%, 5/3/28(1)(2)	50	47
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.389%, 4/11/29(2)	163	139
		511

Media / Telecom - Telecommunications—2.1%
Cincinnati Bell, Inc. Tranche B-4 (1 month Term SOFR + 2.750%) 7.075%, 11/22/28(2)	288	288
Level 3 Financing, Inc. Tranche B-3 0.000%, 3/27/32(1)(2)	125	123
Numericable U.S. LLC
Tranche B-11 (6 month LIBOR + 2.750%) 7.432%, 7/31/25(2)	248	215
Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(2)	15	13
		639

Media / Telecom - Wireless Communications—0.5%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.939%, 3/2/29(2)	169	157
Metals / Minerals—0.4%
Arsenal AIC Parent LLC 2025, Tranche B 0.000%, 8/18/30(1)(2)	124	123
Retail—2.6%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.802%, 11/8/32(2)	151	150
EG America LLC Tranche B 0.000%, 2/7/28(1)(2)	25	25
Harbor Freight Tools USA, Inc. 0.000%, 6/11/31(1)(2)	128	125
Peer Holding III B.V.
0.000%, 7/1/31(1)(2)	50	50
Tranche B (3 month Term SOFR + 2.500%) 6.799%, 10/26/30(2)	134	133
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.811%, 3/3/28(2)	130	118
PetsMart LLC 0.000%, 2/11/28(1)(2)	118	116
Protective Industrial Products, Inc. 0.000%, 1/17/32(1)(2)	90	86
		803

Service—11.5%
AAL Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 7.075%, 7/30/31(2)	15	15
Allied Universal Holdco LLC 0.000%, 5/12/28(1)(2)	120	119

See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Service—continued
Amentum Holdings LLC 0.000%, 9/29/31(1)(2)	$354	$ 342
Ascend Learning LLC 0.000%, 12/11/28(1)(2)	93	92
BIFM U.S. Finance LLC 2024, Tranche B 0.000%, 5/31/28(1)(2)	35	35
BrightView Landscapes LLC Tranche B 0.000%, 4/20/29(1)(2)	266	263
Crisis Prevention Institute, Inc. 2024 0.000%, 4/9/31(1)(2)	35	35
DG Investment Intermediate Holdings 2, Inc. First Lien 0.000%, 3/31/28(1)(2)	151	150
Dun & Bradstreet Corp. (The) Tranche B-2 0.000%, 1/18/29(1)(2)	175	174
DXP Enterprises, Inc. 2024 0.000%, 10/11/30(1)(2)	44	44
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.291%, 8/1/29(2)	40	40
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.496%, 1/9/32(2)	5	5
Garda World Security Corp. 0.000%, 2/1/29(1)(2)	209	208
GFL Environmental Services, Inc. 0.000%, 2/4/32(1)(2)	125	124
Grant Thornton Advisors LLC 2025, Tranche B 0.000%, 6/2/31(1)(2)	47	47
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.549%, 6/12/30(2)	65	65
Lernen Bidco Ltd. Tranche B-2 (7 month Term SOFR + 4.000%) 8.395%, 10/27/31(2)	65	65
NAB Holdings LLC 2025 0.000%, 11/23/28(1)(2)	472	468
Omnia Partners LLC 0.000%, 7/25/30(1)(2)	79	79
Pitney Bowes, Inc. Tranche B 0.000%, 3/19/32(1)(2)	140	138
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/13/30(2)	274	273
Sapphire Bidco B.V. Tranche B-4 0.000%, 5/3/28(1)(2)	40	39
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.562%, 3/4/28(2)	149	125
St. George’s University Scholastic Services LLC 0.000%, 2/10/29(1)(2)	114	113
The Hertz Corp. 2023 0.000%, 6/30/28(1)(2)	89	68
Trugreen Ltd. Partnership First Lien 0.000%, 11/2/27(1)(2)	193	181
WCG Intermediate Corp. Tranche B (1 month Term SOFR + 3.000%) 7.325%, 2/25/32(2)	45	44
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.189%, 3/24/28(2)	179	175
		3,526

	Par Value	Value

Transportation - Automotive—2.5%
Belron Finance U.S. LLC 2031 0.000%, 10/16/31(1)(2)	$198	$ 198
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.825%, 5/6/30(2)	194	191
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.552%, 3/30/27(2)	149	138
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.302%, 10/28/27(2)	162	136
Wand NewCo 3, Inc. Tranche B-2 0.000%, 1/30/31(1)(2)	104	102
		765

Utilities—2.0%
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(1)(2)	165	165
Lightning Power LLC Tranche B 0.000%, 8/18/31(1)(2)	105	104
Waterbridge NDB Operating LLC (2 month Term SOFR + 4.000%) 8.315%, 5/10/29(2)	90	90
WEC U.S. Holdings Ltd. 0.000%, 1/27/31(1)(2)	263	260
		619

Total Leveraged Loans (Identified Cost $27,949)		27,331

Total Long-Term Investments—89.0% (Identified Cost $27,949)		27,331

TOTAL INVESTMENTS—89.0% (Identified Cost $27,949)		$27,331
Other assets and liabilities, net—11.0%		3,382
NET ASSETS—100.0%		$30,713

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Footnote Legend:
(1)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(2)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
Country Weightings†
United States	93%
Canada	3
Netherlands	1
France	1
Luxembourg	1
Australia	1
Total	100%
† % of total investments as of March 31, 2025.
As of March 31, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc. 2024, 3/31/28(1)	$9	$9	$8	$(1)
Grant Thornton Advisors LLC 2025, 6/02/31(1)	2	2	2	—(2)
Hanger, Inc., 10/23/31(1)	7	7	7	—(2)
Kaman Corp., 1/30/32(1)	9	9	9	—(2)
USALCO LLC, 9/30/31(1)	8	8	8	—(2)
Total	$35	$35	$34	$(1)

(1)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(2)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Leveraged Loans	$27,331	$27,329	$2
Total Investments	$27,331	$27,329	$2
There were no securities valued using quoted prices (Level 1) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET FLOATING RATE MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s Statement of Additional Information.